Unsecured Debt - Additional Information (Details) £ in Millions, $ in Millions, € in Billions	12 Months Ended
	Nov. 30, 2019 EUR (€)	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2019 GBP (£)	Nov. 30, 2019 USD ($)
Debt Outstanding [Line Items]
Repayments of commercial paper		$ 2	$ 364
Line of credit, maturity period	12 years
Revolving Credit Facility
Debt Outstanding [Line Items]
Line of credit facility available amount					$ 2,800
Debt instrument, basis spread on variable rate	22.50%
Revolving Credit Facility | Main Credit Facility
Debt Outstanding [Line Items]
Long-term debt					3,000
Revolving Credit Facility | Main Credit Facility | U.S. Dollar Denominated Debt
Debt Outstanding [Line Items]
Long-term debt					$ 1,700
Revolving Credit Facility | Main Credit Facility | Euro Denominated
Debt Outstanding [Line Items]
Long-term debt | €	€ 1.0
Revolving Credit Facility | Main Credit Facility | Sterling-denominated
Debt Outstanding [Line Items]
Long-term debt | £				£ 150
Commercial paper
Debt Outstanding [Line Items]
Short-term borrowings		$ 2	$ 111